Apr-09-03 11:56am From- T-411 P.002/002 F-506

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03055607

Cert NYS

1 -31662

NYSE

APR 09 2003

April 9, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
APR 10 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COUNTRYWIDE CAPITAL, IV, 6.75% Trust Preferred Securities (and the Guarantees with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 9, 2003. Tentative listing date – April 11, 2003.

Sincerely,